Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid expenses and other current assets
Prepaid advertising expenses		¥ 15,279	¥ 21,341
Prepaid taxes		11,873	7,481
Other receivable of cash in transit due to student payments		7,844	650
Prepaid rental and other deposits		6,802	3,525
Prepaid student acquisition fees		4,544
Prepaid professional service fees		4,262	2,296
Prepaid fees to third-party payment channels		3,646	1,736
Advances to employees		3,353	2,957
Interest receivables		2,143
Prepaid Directors & Officers insurance		1,110
Others		4,910	2,144
Total	$ 9,472	¥ 65,766	¥ 42,130